EQUITY - Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash flow hedge reserve	€ (12)	€ (12)
Net investment hedge reserve	197	170
Foreign currency translation adjustment reserve	(688)	(577)
Total other reserves	€ (503)	€ (419)